                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21145
                  ----------------------------------------------

                            FRESCO INDEX SHARES FUNDS
   ---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
   ---------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)

                            David M. Goldenberg, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:

                              Stuart Strauss, Esq.
                               Clifford Chance LLP
                                 200 Park Avenue
                            New York, New York 10166

                           Stephanie M. Nichols, Esq.
                       State Street Bank and Trust Company
                          One Federal Street, 9th Floor
                                Boston, MA 02110

        Registrant's telephone number, including area code: 212-882-5000

Date of fiscal year end:  September 30th

Date of reporting period:  March 31, 2004

ITEM 1: SHAREHOLDER REPORT

[FRESCO INDEX SHARES LOGO]


FRESCO DOW JONES
STOXX 50 FUND
FRESCO DOW JONES
EURO STOXX 50 FUND

SEMIANNUAL REPORT, MARCH 31, 2004

FRESCO DOW JONES STOXX 50 FUND

May 14, 2004

DEAR SHAREHOLDER,

We present you with the semiannual report for Fresco Dow Jones STOXX 50 Fund for the six months ended March 31, 2004.

PERFORMANCE REVIEW

Fresco Dow Jones STOXX 50 Fund uses a passive management strategy designed to track the performance (before expenses) of the Dow Jones STOXX 50 Index (the "Index"). For the six months ended March 31, 2004, the Fund's net asset value return was 18.66%, compared with the Index's US dollar-denominated return of 18.93%, and euro-denominated return of 12.71%. (For more on the Fund's performance, refer to "Performance At A Glance" on page 4. Please note that the returns shown do not reflect your individual tax circumstances, broker's commission, or other transaction charges.)

AN INTERVIEW WITH PORTFOLIO MANAGER DAVID HOBBS

Q. HOW DID THE MARKETS PERFORM OVER THE PERIOD?

A. Early in the period, European equity markets generated very strong returns amid expectations for improving economic conditions and more robust corporate profits. During this time, stocks of more speculative companies and businesses with products closely tied to economic expansion generated the strongest returns. These included stocks in the information technology, industrials, telecommunications and materials sectors.

   As the period progressed, mixed economic signals in the US and lower-than-anticipated growth in a number of European countries tempered investor enthusiasm. Although European equities as a whole continued to rise, they did so at a more modest pace. This all changed at period end, however, when external factors, including a terrorist attack in Spain and a heightening of tensions in the Middle East unnerved investors, prompting a significant retreat.

[SIDENOTE]

FRESCO DOW JONES STOXX 50 FUND

INVESTMENT GOAL:

To replicate as closely as possible, before expenses, the price and yield of the Dow Jones STOXX 50 Index.

PORTFOLIO MANAGER:

David Hobbs

SUBADVISOR:

UBS Global Asset Management International Ltd.

COMMENCEMENT:

October 15, 2002


NYSE SYMBOL:

FEU

DIVIDEND PAYMENTS:

Quarterly

Q. HOW DID THE SECTORS IN THE INDEX PERFORM OVER THE PERIOD?

A. Looking at the reporting period as a whole, stocks in the utilities, technology and cyclical goods sectors produced the strongest results. Conversely, the weakest performance came from the noncyclical goods and healthcare sectors.

Q. CAN YOU TELL US ABOUT INDIVIDUAL STOCK PERFORMANCE?

A. In terms of individual holdings, 44 of the 50 stocks in the Index posted positive returns. Examples of the strongest performers included Deutsche Bank and E.ON. Deutsche Bank is a Frankfurt-based provider of investment banking and asset management services. Its stock rose sharply due to rising profits in 2003, and in anticipation of strong results in the current fiscal year. The company is also in the midst of instituting cost-cutting measures that could further enhance its profitability. E.ON, headquartered in Germany, has eight separate business divisions: electricity, chemicals, oil, real estate, telecommunications, distribution/logistics, aluminum and silicon wafers. It performed well due to better-than-expected operating results and reduced debt.

   GlaxoSmithKline, Shell Transport and Trading Co. and Carrefour Supermarche were examples of stocks that fell during the period. UK-based GlaxoSmithKline is engaged in the creation and discovery, development, manufacturing and marketing of health-related consumer products. Its stock declined due to sluggish earnings growth, upcoming patent risks and a potential increase in its research and development expenses. Shell Transport and Trading Co., headquartered in the UK, is engaged in various branches of the oil and natural gas, chemicals and coal industries. Shell Transport and Trading Co.'s stock exhibited weakness when investors grew concerned about the firm's overly optimistic assumptions about its exploration and production projects. In January 2004, the company announced that it would need to cut its estimate of its oil and natural gas reserves by 20%. Paris-based Carrefour Supermarche, Europe's largest retailer, fell due to lackluster economic growth in the region. The company has continued its program of divesting non-core assets in an attempt to increase its return on capital.

Q. WHAT OTHER FACTORS HAD A SIGNIFICANT IMPACT ON THE FUND'S PERFORMANCE OVER THE PERIOD?

A. During the reporting period, a number of foreign currencies, including the euro, the British pound and the Swiss franc, appreciated versus the US dollar. This had a significant impact on the Fund's performance, since the gains generated through the international equities in which the Fund invests were amplified when translated back into US dollars. In fact, the effect of the falling US dollar represented approximately one-third of the Fund's US dollar-denominated return over the six-month period.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on Fresco Index Shares Funds,* please contact your financial advisor, or visit us at www.frescoshares.com.


/s/ Joseph LaCorte


JOSEPH LACORTE
PRESIDENT
Fresco Dow Jones STOXX 50 Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.


/s/ David Hobbs


DAVID HOBBS
PORTFOLIO MANAGER
Fresco Dow Jones STOXX 50 Fund
HEAD OF PASSIVE MANAGEMENT
UBS Global Asset Management International Ltd.


This letter is intended to assist shareholders in understanding how the Fund performed over the six months ended March 31, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.


* Please see the prospectus for a more detailed discussion of the investment objectives, risks, charges and expenses and other matters of interest associated with Fresco Index Shares Funds. Please read it carefully before investing.

PERFORMANCE AT A GLANCE (UNAUDITED)

TOTAL RETURNS AS OF 3/31/04

                                                                  ANNUALIZED TOTAL RETURNS
                                                              -------------------------------
NET ASSET VALUE RETURNS*                      6 MONTHS         1 YEAR        SINCE INCEPTION#
---------------------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Fund                   18.66%         46.62%                  22.07%
  After Tax Held**                               18.49%         46.83%                  22.31%
  After Tax Post-Liquidation**                   12.30%         31.62%                  19.43%
----------------------------------------------------------------------------------------------
Dow Jones STOXX 50 Index
  (denominated in US Dollars)                    18.93%         47.00%                  22.29%
Dow Jones STOXX 50 Index
  (denominated in Euros)                         12.71%         30.42%                   4.75%

MARKET PRICE RETURNS*                          6 MONTHS         1 YEAR        SINCE INCEPTION#
----------------------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Fund                   18.93%         47.66%                  22.60%
  After Tax Held**                                 N/A            N/A                     N/A
  After Tax Post-Liquidation**                     N/A            N/A                     N/A
----------------------------------------------------------------------------------------------
Dow Jones STOXX 50 Index
  (denominated in US Dollars)                    18.93%         47.00%                  22.29%
Dow Jones STOXX 50 Index
  (denominated in Euros)                         12.71%         30.42%                   4.75%

# Since inception returns are calculated as of commencement of issuance on October 15, 2002. For purposes of this comparison, the since inception return for the Index is shown as of October 15, 2002, which is the inception date of the Fund. Also, because of the first trading day of the Fund followed its inception date, NAV is used to calculate market price returns prior to the start of trading.

* Net asset value is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time and do not represent the returns you would receive if you traded shares at other times.

** After tax held returns represent return after taxes on distributions and assumes that Fresco Index shares have not been sold. After tax post-liquidation returns represent the return after taxes on distributions and the sale of Fresco Index Shares. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of the state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investor who hold Fresco Index shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

   Performance results for the Fresco Dow Jones STOXX 50 Fund assume reinvestment of all dividends and capital gains and are shown net of fees and expenses. The investment return and principal value of an investment will fluctuate so that the Fund's shares, when redeemed or otherwise sold, may be worth more or less than their original cost. Broker commissions will reduce returns.

   Performance information for the Dow Jones STOXX 50 Index assumes reinvestment of all income and excludes management fees, expenses and transactions costs, including brokerage commissions. The Index is unmanaged and not available for direct investment. The Index value is determined both on the basis of Euros and US dollars while the Fund's net asset value is determined on the basis of US dollars. The US dollar Index value takes into account withholding taxes while the Euro Index value does not.

   Returns for periods of less than one year are not annualized. Past performance does not guarantee future results.

PORTFOLIO STATISTICS

CHARACTERISTICS*              3/31/04                             9/30/03                               3/31/03
---------------------------------------------------------------------------------------------------------------
Net Assets (mln)              $  24.6                              $  8.4                                $ 27.6

TOP FIVE SECTORS*             3/31/04                             9/30/03                               3/31/03
---------------------------------------------------------------------------------------------------------------
Banks                            26.4%  Banks                        25.6%   Banks                         24.6%
Energy                           18.1   Energy                       18.2    Energy                        20.6
Healthcare                       12.8   Healthcare                   14.3    Healthcare                    15.0
Telecommunications               11.5   Telecommunications           11.3    Telecommunications            11.7
Insurance                         6.8   Insurance                     6.8    Food & Beverages               7.4
TOTAL                            75.6%                               76.2%                                 79.3%
---------------------------------------------------------------------------------------------------------------

TOP TEN HOLDINGS*             3/31/04                             9/30/03                               3/31/03
---------------------------------------------------------------------------------------------------------------
BP PLC                            6.5%  BP PLC                        6.2%   BP PLC                         7.2%
HSBC Holdings PLC                 5.7   HSBC Holdings PLC             5.9    Vodafone Group PLC             6.2
Vodafone Group PLC                5.6   Vodafone Group PLC            5.6    HSBC Holdings PLC              5.6
Total Fina Elf SA                 4.2   GlaxoSmithKline PLC           5.1    GlaxoSmithKline PLC            5.4
GlaxoSmithKline PLC               4.1   Total Fina Elf SA             4.2    Novartis AG                    4.6
Novartis AG                       3.7   Novartis AG                   4.0    Total Fina Elf SA              4.4
                                                                             Royal Dutch
Nestle SA                         3.6   Nestle SA                     3.8    Petroleum Co.                  4.3
Royal Dutch                             Royal Dutch
Petroleum Co.                     3.5   Petroleum Co.                 3.8    Nestle SA                      4.0
Nokia Oyj                         3.4   Nokia Oyj                     3.0    Nokia Oyj                      3.4
Royal Bank of Scotland                  Royal Bank of Scotland               Royal Bank of Scotland
Group PLS                         3.0   Group PLS                     2.9    Group PLS                      3.1
TOTAL                            43.3%  TOTAL                        44.5%                                 48.2%
---------------------------------------------------------------------------------------------------------------

*  Weightings represent percentages of net assets as of the dates indicated.

FRESCO DOW JONES EURO STOXX 50 FUND

May 14, 2004

DEAR SHAREHOLDER,

We present you with the semiannual report for Fresco Dow Jones EURO STOXX 50 Fund for the six months ended March 31, 2004.

PERFORMANCE REVIEW

Fresco Dow Jones EURO STOXX 50 Fund uses a passive management strategy designed to track the performance (before expenses) of the Dow Jones EURO STOXX 50 Index (the "Index"). For the six months ended March 31, 2004, the Fund's net asset value return was 22.96%, compared with the Index's US dollar-denominated return of 23.19%, and euro-denominated return of 16.75%. (For more on the Fund's performance, refer to "Performance At A Glance" on page 9. Please note that the returns shown do not reflect your individual tax circumstances, broker's commission, or other transaction charges.)

AN INTERVIEW WITH PORTFOLIO MANAGER DAVID HOBBS

Q. HOW DID THE MARKETS PERFORM OVER THE PERIOD?

A. Early in the period, European equity markets generated very strong returns amid expectations for improving economic conditions and more robust corporate profits. During this time, stocks of more speculative companies and businesses with products closely tied to economic expansion generated the strongest returns. These included stocks in the information technology, industrials, telecommunications and materials sectors.

   As the period progressed, mixed economic signals in the US and lower-than-anticipated growth in a number of European countries tempered investor enthusiasm. Although European equities as a whole continued to rise, they did so at a more modest pace. This all changed at period end, however, when external factors, including a terrorist attack in Spain and a heightening of tensions in the Middle East unnerved investors, prompting a significant retreat.

Q. WHAT SECTORS DID WELL OVER THE PERIOD?

A. Looking at the reporting period as a whole, stocks in the media, utilities and technology sectors produced the strongest results. Conversely, the weakest performance came from the noncyclical goods and automobile sectors.

[SIDENOTE]

FRESCO DOW JONES EURO STOXX 50 FUND

INVESTMENT GOAL:

To replicate as closely as possible, before expenses, the price and yield of the Dow Jones EURO STOXX 50 Index.

PORTFOLIO MANAGER:

David Hobbs

SUBADVISOR:

UBS Global Asset Management International Ltd.

COMMENCEMENT:

October 15, 2002

NYSE SYMBOL:

FEZ

DIVIDEND PAYMENTS:

Quarterly

Q. WHAT CAN YOU TELL US ABOUT INDIVIDUAL STOCK PERFORMANCE?

A. In terms of individual stocks, 46 of the 50 stocks in the Index generated positive returns during the reporting period. Among the strongest performers were RWE, Vivendi Universal and Aventis. RWE is a multi-national company, headquartered in Germany, that provides electricity, gas, water and environmental services to more than 100 million residential and business customers. The company benefited from the global economic recovery and high commodity prices. It also continues to successfully restructure its operations to lower operating costs. Vivendi Universal, headquartered in France, is a global media and communications company with interests in music, publishing, TV, film, the Internet, and telecommunications. Despite the negative impact on its business due to the strengthening US dollar, the firm significantly cut its 2003 net loss, and has projected strong operating-profit growth in 2004. This positive forecast was due in part to solid results from its mobile-and-fixed-line telephone business. Aventis, based in France, is a global pharmaceutical company that discovers, develops, manufactures and markets branded prescription drugs and human vaccines. The firm benefited from the Food and Drug Administration's approval of its new type of antibiotic, called Ketek, which treats certain types of sinusitis, bronchitis and pneumonia. In addition, the firm's stock rose, as it became the target of a merger by one of its rivals.

   Among the few stocks in the Index that fell during the period were Volkswagen, Carrefour Supermarche and Unicredito Italiano. Volkswagen, Europe's largest car manufacturer, declined due to falling sales. In addition, the European Commission instructed Germany that it must eliminate a law that protects Volkswagen from hostile takeovers. Paris-based Carrefour Supermarche, Europe's largest retailer, fell due to lackluster economic growth in the region. The company has continued its program of divesting non-core assets in an attempt to increase its return on capital. From a market capitalization perspective, Unicredito Italiano is Italy's largest banking group. The firm's stock price declined as its financial results fell short of expectations, and operating income fell during the fourth quarter of 2003.

Q. WHAT OTHER FACTORS HAD A SIGNIFICANT IMPACT ON THE FUND'S PERFORMANCE OVER THE PERIOD?

A. During the reporting period, the euro appreciated over 5% versus the US dollar. This had a significant impact on the Fund's performance, since the gains generated through the international equities in which the Fund invests were amplified when translated back into US dollars. In fact, the effect of the falling US dollar represented approximately one-third of the Fund's US dollar-denominated return over the six-month period.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on Fresco Index Shares Funds,* please contact your financial advisor or visit us at www.frescoshares.com.


/s/ Joseph LaCorte


JOSEPH LACORTE
PRESIDENT
Fresco Dow Jones EURO STOXX 50 Fund
MANAGING DIRECTOR
UBS Global Asset Management (US) Inc.


/s/ David Hobbs


DAVID HOBBS
PORTFOLIO MANAGER
Fresco Dow Jones EURO STOXX 50 Fund
HEAD OF PASSIVE MANAGEMENT
UBS Global Asset Management International Ltd.


This letter is intended to assist shareholders in understanding how the Fund performed over the six months ended March 31, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.


* Please see the prospectus for a more detailed discussion of the investment objectives, risks, charges and expenses and other matters of interest associated with Fresco Index Shares Funds. Please read it carefully before investing.

PERFORMANCE AT A GLANCE (UNAUDITED)

TOTAL RETURNS AS OF 3/31/04

                                                         ANNUALIZED TOTAL RETURNS
                                                      ------------------------------
NET ASSET VALUE RETURNS*              6 MONTHS         1 YEAR      SINCE INCEPTION#
------------------------------------------------------------------------------------
Fresco Dow Jones EURO
  STOXX 50 Fund                          22.96%         57.87%                 28.59%
  After Tax Held**                       22.93%         58.09%                 28.72%
  After Tax Post-Liquidation**           14.96%         38.87%                 24.83%
------------------------------------------------------------------------------------
Dow Jones EURO STOXX 50 Index
  (denominated in US dollars)            23.19%         57.85%                 28.62%
Dow Jones EURO STOXX 50 Index
  (denominated in Euros)                 16.75%         40.05%                 10.17%

MARKET PRICE RETURNS*                 6 MONTHS         1 YEAR      SINCE INCEPTION#
------------------------------------------------------------------------------------
Fresco Dow Jones EURO
  STOXX 50 Fund                          23.10%         58.43%                 28.84%
  After Tax Held**                         N/A            N/A                    N/A
  After Tax Post-Liquidation**             N/A            N/A                    N/A
------------------------------------------------------------------------------------
Dow Jones EURO STOXX 50 Index
  (denominated in US dollars)            23.19%         57.85%                 28.62%
Dow Jones EURO STOXX 50 Index
  (denominated in Euros)                 16.75%         40.05%                 10.17%

# Since inception returns are calculated as of commencement of issuance on October 15, 2002. For purposes of this comparison, the since inception return for the Index is shown as of October 15, 2002, which is the inception date of the Fund. Also, because of the first trading day of the Fund followed its inception date, NAV is used to calculate market price returns prior to the start of trading.
* Net asset value is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV per share of the Fund. Market returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time and do not represent the returns you would receive if you traded shares at other times.
** After tax held returns represent return after taxes on distributions and assumes that Fresco Index shares have not been sold. After tax post-liquidation returns represent the return after taxes on distributions and the sale of Fresco Index Shares. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of the state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investor who hold Fresco Index Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

   Performance results assume reinvestment of all dividends and capital gains and are shown net of fees and expenses. The investment return and principal value of an investment will fluctuate so that the Fund's shares, when redeemed or otherwise sold, may be worth more or less than their original cost. Broker commissions will reduce returns.

   Performance information for the Dow Jones EURO STOXX 50 Index assumes reinvestment of all income and excludes management fees, expenses and transactions costs, including brokerage commissions. The Index is unmanaged and not available for direct investment. The Index value is determined both on the basis of Euros and US dollars while the Fund's net asset value is determined on the basis of US dollars. The US dollar Index value takes into account withholding taxes while the Euro Index value does not.

   Returns for periods of less than one year are not annualized. Past performance does not guarantee future results.

PORTFOLIO STATISTICS

CHARACTERISTICS*      3/31/04                          9/30/03                           3/31/03
------------------------------------------------------------------------------------------------
Net Assets (mln)      $  67.0                          $  85.3                           $ 148.0

TOP FIVE SECTORS*     3/31/04                          9/30/03                           3/31/03
------------------------------------------------------------------------------------------------
Banks                    17.8%    Energy                  18.0%    Energy                   20.4%
Energy                   16.9     Banks                   17.5     Banks                    17.1
Telecommunications       11.1     Telecommunications      10.9     Telecommunications       10.7
Insurance                10.0     Insurance               10.0     Technology               10.0
Utilities                 7.8     Technology               9.8     Insurance                 7.9
TOTAL                    63.6%                            66.2%                             66.1%
------------------------------------------------------------------------------------------------

TOP TEN HOLDINGS*     3/31/04                          9/30/03                           3/31/03
------------------------------------------------------------------------------------------------
Total Fina Elf SA         6.9%    Total Fina Elf SA        7.4%    Total Fina Elf SA         8.0%
Royal Dutch                       Royal Dutch                      Royal Dutch
Petroleum Co.             5.8     Petroleum Co.            6.7     Petroleum Co.             7.8
Nokia Oyj                 5.7     Nokia Oyj                5.3     Nokia Oyj                 6.1
Telefonica SA             4.1     Telefonica SA            4.0     Telefonica SA             4.1
Siemens AG                3.6     Siemens AG               3.6     Eni SpA                   3.2
Aventis SA                3.1     BNP Paribas SA           3.0     Siemens AG                3.1
                                  Banco Santander
BNP Paribas SA            3.0     Central Hispano SA       2.9     Unilever NV               3.1
Banco Santander
Central Hispano SA        3.0     Eni SpA                  2.8     BNP Paribas SA            3.1
ENI SpA                   3.0     Aventis SA               2.6     Aventis SA                2.8
                                                                   Banco Santander
Deutsche Bank AG          2.8     Deutsche Bank AG         2.6     Central Hispano SA        2.8
TOTAL                    41.0%                            40.9%                             44.1%
------------------------------------------------------------------------------------------------

*  Weightings represent percentages of net assets as of the dates indicated.

FRESCO DOW JONES STOXX 50 FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
COMMON STOCKS--99.94%

SECURITY DESCRIPTION                                    SHARES             VALUE
--------------------------------------------------------------------------------
BELGIUM--0.89%
FINANCIAL SERVICES--0.89%

Fortis                                                     10,305   $    219,211
--------------------------------------------------------------------------------
FINLAND--3.44%
TECHNOLOGY--3.44%

Nokia Oyj(1)                                               41,297        846,508
--------------------------------------------------------------------------------
FRANCE--9.46%
BANKS--1.79%

BNP Paribas SA                                              7,223        441,420
ENERGY--4.16%

Total Fina Elf SA                                           5,575      1,023,557
INSURANCE--1.03%

AXA                                                        12,150        253,531

NON-CYCLICAL GOODS & SERVICES--0.84%
L'Oreal SA                                                  2,708        207,326
RETAIL--0.97%

Carrefour SA                                                4,871        240,277
UTILITIES--0.67%

Suez SA                                                     8,060        164,620
                                                                       2,330,731
--------------------------------------------------------------------------------
GERMANY--11.99%
AUTOMOBILES--1.19%

DaimlerChrysler AG(1)                                       7,036        293,810
BANKS--1.69%

Deutsche Bank AG                                            5,011        416,590
CHEMICALS--1.56%
BASF AG                                                     4,727        240,086
Bayer AG                                                    5,898        143,584
                                                                         383,670
INDUSTRIALS--2.16%

Siemens AG                                                  7,216        532,685
INSURANCE--1.26%

Allianz AG                                                  2,854        310,780
SOFTWARE--1.13%

SAP AG                                                      1,754        277,304
TELECOMMUNICATIONS--1.51%

Deutsche Telekom AG(1)                                     20,669        371,350

UTILITIES--1.49%

E.ON AG                                                     5,580   $    367,549
                                                                       2,953,738
--------------------------------------------------------------------------------
ITALY--3.71%
ENERGY--1.80%

Eni SpA(1)                                                 22,006        442,426
INSURANCE--0.99%

Assicurazioni Generali SpA                                  9,549        243,614
TELECOMMUNICATIONS--0.92%

Telecom Italia SpA                                         72,766        228,026
                                                                         914,066
--------------------------------------------------------------------------------
NETHERLANDS--9.39%
BANKS--1.28%

ABN AMRO Holding NV                                        14,124        315,029

CYCLICAL GOODS & SERVICES--1.33%

Philips Electronics NV(1)                                  11,312        327,098
ENERGY--3.45%

Royal Dutch Petroleum Co                                   17,863        848,439
FOOD & BEVERAGES--1.36%

Unilever NV                                                 4,852        334,801
INSURANCE--1.97%

Aegon NV                                                   11,353        145,098
ING Groep NV                                               15,500        340,577
                                                                         485,675
                                                                       2,311,042
--------------------------------------------------------------------------------
SPAIN--5.82%
BANKS--3.36%

Banco Bilbao Vizcaya Argentaria SA                         28,821        381,453
Banco Santander Central Hispano SA(1)                      41,124        447,255
                                                                         828,708
TELECOMMUNICATIONS--2.46%

Telefonica SA*                                             39,969        604,641
                                                                       1,433,349
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                    SHARES             VALUE
--------------------------------------------------------------------------------
SWITZERLAND--14.70%
BANKS--4.22%

Credit Suisse Group                                        10,385   $    359,870
UBS AG(2)                                                   9,140        678,907
                                                                       1,038,777
FOOD & BEVERAGES--3.60%

Nestle SA                                                   3,473        885,487
HEALTHCARE--6.10%

Novartis AG                                                21,615        917,936
Roche Holding AG                                            5,989        585,025
                                                                       1,502,961
INSURANCE--0.78%

Swiss Reinsurance                                           2,786        191,986
                                                                       3,619,211
--------------------------------------------------------------------------------
UNITED KINGDOM--40.54%
BANKS--14.02%

Barclays PLC                                               56,368        496,484
HBOS PLC                                                   33,100        448,946
HSBC Holdings PLC                                          94,717      1,408,272
Lloyds TSB Group PLC                                       48,135        365,802
Royal Bank of Scotland Group PLC                           24,031        732,262
                                                                       3,451,766
ENERGY--8.66%

BP PLC                                                    189,636      1,589,263
Shell Transport & Trading Co. PLC                          83,012        542,364
                                                                       2,131,627
FOOD & BEVERAGES--1.38%

Diageo PLC                                                 26,000        338,789
HEALTHCARE--6.65%

AstraZeneca PLC                                            13,798        639,799
GlaxoSmithKline PLC                                        50,879        998,665
                                                                       1,638,464
INSURANCE--0.76%

Aviva PLC                                                  19,385        188,109
MINING--1.23%

Anglo American PLC                                         12,728        303,396

NON-CYCLICAL GOODS & SERVICES--1.21%

Tesco PLC                                                  65,740   $    296,916
TELECOMMUNICATIONS--6.63%

BT Group PLC                                               75,392        245,250
Vodafone Group PLC                                        586,715      1,388,304
                                                                       1,633,554
                                                                       9,982,621
--------------------------------------------------------------------------------
Total Common Stocks
  (cost--$23,195,910)                                                 24,610,477
--------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES
  LOANED--8.35%

UBS Private Money Market Fund, LLC(2)
  (cost--$2,055,515)                                    2,055,515      2,055,515
Total Investments
  (cost--$25,251,425)--108.29%                                        26,665,992
--------------------------------------------------------------------------------
Liabilities, in excess of other assets--(8.29)%                       (2,040,519)
--------------------------------------------------------------------------------
Net Assets--100.00%                                                 $ 24,625,473
--------------------------------------------------------------------------------

*    Non-income producing security.
(1)  Security, or portion thereof, was on loan at March 31, 2004.
(2) Security is an affiliate of UBS Global Asset Management (US) Inc., the Fund's Advisor.

                 See accompanying notes to financial statements

FRESCO DOW JONES STOXX 50 FUND

SCHEDULE OF INVESTMENTS

ANALYSIS OF INDUSTRY CLASSIFICATIONS
MARCH 31, 2004 (UNAUDITED)

                                                          PERCENT OF
INDUSTRY                                                  NET ASSETS
--------                                                 ------------
Automobiles                                                   1.2%
Banks                                                        26.4
Chemicals                                                     1.6
Cyclical Goods & Services                                     1.3
Energy                                                       18.1
Food & Beverages                                              6.3
Financial Services                                            0.9
Healthcare                                                   12.8
Industrials                                                   2.2
Insurance                                                     6.8
Mining                                                        1.2
Non-Cyclical Goods & Services                                 2.0
Retail                                                        1.0
Software                                                      1.1
Technology                                                    3.4
Telecommunications                                           11.5
Utilities                                                     2.2
                                                           ------
    TOTAL                                                   100.0%
                                                           ======

                 See accompanying notes to financial statements

FRESCO DOW JONES EURO STOXX 50 FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2004 (UNAUDITED)
COMMON STOCKS--99.94%

SECURITY DESCRIPTION                                    SHARES             VALUE
--------------------------------------------------------------------------------
BELGIUM--1.50%
FINANCIAL SERVICES--1.50%

Fortis                                                     47,278   $  1,005,710
--------------------------------------------------------------------------------
FINLAND--5.71%
TECHNOLOGY--5.71%

Nokia Oyj(1)                                              186,501      3,822,906
--------------------------------------------------------------------------------
FRANCE--31.83%
BANKS--5.21%

BNP Paribas SA                                             33,252      2,032,136
Societe Generale                                           17,072      1,458,094
                                                                       3,490,230
CHEMICALS--0.98%

L'Air Liquide SA                                            3,870        658,684
CONSTRUCTION--1.79%

Compagnie de Saint-Gobain                                  13,384        676,161
Lafarge SA                                                  6,490        525,190
                                                                       1,201,351
CYCLICAL GOODS & SERVICES--1.01%

LVMH Moet Hennessy Louis Vuitton SA                         9,254        680,060
ENERGY--6.94%

Total Fina Elf SA                                          25,315      4,647,774
FOOD & BEVERAGES--1.19%

Groupe Danone                                               4,854        795,742
HEALTHCARE--4.47%

Aventis SA                                                 27,024      2,077,272
Sanofi-Synthelabo SA                                       13,998        914,294
                                                                       2,991,566
INSURANCE--1.73%

AXA                                                        55,422      1,156,475
MEDIA--1.65%

Vivendi Universal SA(1)                                    41,625      1,103,369
NON-CYCLICAL GOODS & SERVICES--1.40%

L'Oreal SA                                                 12,262        938,785
RETAIL--1.65%

Carrefour SA                                               22,342   $  1,102,087
TECHNOLOGY--1.06%

Alcatel SA                                                 44,935        709,033
TELECOMMUNICATIONS--1.63%

France Telecom SA                                          42,734      1,093,379
UTILITIES--1.12%

Suez SA                                                    36,603        747,591
                                                                      21,316,126
--------------------------------------------------------------------------------
GERMANY--21.07%
AUTOMOBILES--2.55%

DaimlerChrysler AG                                         32,145      1,342,311
Volkswagen AG                                               8,308        362,853
                                                                       1,705,164
BANKS--2.84%

Deutsche Bank AG                                           22,863      1,900,717
CHEMICALS--2.63%

BASF AG                                                    21,647      1,099,460
Bayer AG                                                   27,126        660,369
                                                                       1,759,829
INDUSTRIALS--3.61%

Siemens AG                                                 32,797      2,421,075

INSURANCE--3.34%

Allianz AG                                                 13,231      1,440,761
Muenchener Rueckversicherungs Gesellschaft AG               7,200        799,601
                                                                       2,240,362
TELECOMMUNICATIONS--2.53%

Deutsche Telekom AG(1)                                     94,205      1,692,536
UTILITIES--3.57%

E.ON AG                                                    25,530      1,681,636
RWE AG                                                     15,808        709,648
                                                                       2,391,284
                                                                      14,110,967
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                    SHARES             VALUE
--------------------------------------------------------------------------------
ITALY--10.49%
BANKS--1.96%

Sanpaolo IMI SpA                                           35,703   $    406,725
UniCredito Italiano SpA                                   190,393        907,819
                                                                       1,314,544
ENERGY--2.99%

Eni SpA(1)                                                 99,454      1,999,503
INSURANCE--1.65%

Assicurazioni Generali SpA                                 43,225      1,102,755

TELECOMMUNICATIONS--2.77%

Telecom Italia Mobile SpA (TIM)                           144,441        816,516
Telecom Italia SpA                                        330,801      1,036,629
                                                                       1,853,145
UTILITIES--1.12%

Enel SpA                                                   92,873        750,986
                                                                       7,020,933
--------------------------------------------------------------------------------
NETHERLANDS--16.45%
BANKS--2.15%

ABN AMRO Holding NV                                        64,454      1,437,616
CYCLICAL GOODS & SERVICES--2.21%

Philips Electronics NV(1)                                  51,210      1,480,789
ENERGY--5.76%

Royal Dutch Petroleum Co.                                  81,161      3,854,902
FOOD & BEVERAGES--2.31%

Unilever NV                                                22,431      1,547,800
INSURANCE--3.28%

Aegon NV                                                   51,910        663,439
ING Groep NV                                               69,885      1,535,564
                                                                       2,199,003
NON-CYCLICAL GOODS & SERVICES--0.74%

Koninklijke Ahold NV                                       60,372        494,113
                                                                      11,014,223
--------------------------------------------------------------------------------
SPAIN--12.89%
BANKS--5.61%

Banco Bilbao Vizcaya Argentaria SA                        131,764   $  1,743,929
Banco Santander Central Hispano SA(1)                     185,042      2,012,473
                                                                       3,756,402
ENERGY--1.18%

Repsol YPF SA                                              38,075        788,885
TELECOMMUNICATIONS--4.13%

Telefonica SA*                                            182,798      2,765,324
UTILITIES--1.97%

Endesa SA                                                  37,337        679,075
Iberdrola SA                                               31,124        642,571
                                                                       1,321,646
                                                                       8,632,257
--------------------------------------------------------------------------------
Total Common Stocks
  (cost--$50,596,822)                                                 66,923,122
INVESTMENTS OF CASH COLLATERAL FOR
   SECURITIES LOANED--20.14%

UBS Private Money Market Fund, LLC(2)
  (cost--$13,487,525)                                  13,487,525     13,487,525
Total Investments
  (cost--$64,084,347)--120.08%                                        80,410,647
--------------------------------------------------------------------------------
Liabilities, in excess of other assets--(20.08)%                     (13,445,786)
--------------------------------------------------------------------------------
Net Assets--100.00%                                                 $ 66,964,861
--------------------------------------------------------------------------------

*    Non-income producing security.
(1)  Security, or portion thereof, was on loan at March 31, 2004.
(2) Security is an affiliate of UBS Global Asset Management (US) Inc., the Fund's Advisor.

                 See accompanying notes to financial statements

FRESCO DOW JONES EURO STOXX 50 FUND

SCHEDULE OF INVESTMENTS

ANALYSIS OF INDUSTRY CLASSIFICATIONS
MARCH 31, 2004 (UNAUDITED)

                                                                    PERCENT OF
INDUSTRY                                                            NET ASSETS
--------                                                            ----------
Automobiles                                                             2.5%
Banks                                                                  17.8
Chemicals                                                               3.6
Construction                                                            1.8
Cyclical Goods & Services                                               3.2
Energy                                                                 16.9
Food & Beverages                                                        3.5
Financial Services                                                      1.6
Healthcare                                                              4.5
Industrials                                                             3.6
Insurance                                                              10.0
Media                                                                   1.6
Non-Cyclical Goods & Services                                           2.1
Retail                                                                  1.6
Technology                                                              6.8
Telecommunications                                                     11.1
Utilities                                                               7.8
                                                                     ------
     TOTAL                                                            100.0%
                                                                     ======

                 See accompanying notes to financial statements

FRESCO INDEX SHARES FUNDS

STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 2004
(UNAUDITED)

                                                               FRESCO DOW JONES   FRESCO DOW JONES
                                                                   STOXX 50        EURO STOXX 50
                                                                     FUND              FUND
--------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value (cost--$22,641,551 and
  $50,596,822 respectively)*                                   $     23,931,569   $     66,923,122
Investments in affiliates, at value (cost--$554,359 and
  $0, respectively)                                                     678,908                 --
Investments of cash collateral received for securities loaned,
  at value (cost--$2,055,515 and $13,487,525, respectively)           2,055,515         13,487,525
Foreign currency, at value
  (cost--$0 and $37,772, respectively)                                       --             38,106
Receivable for foreign currency contracts                               138,023             56,294
Dividends receivable                                                    187,380            128,381
Total assets                                                         26,991,395         80,633,428
LIABILITIES:
Payable for cash collateral for securities loaned                     2,055,515         13,487,525
Payable for investments purchased                                        21,336             24,573
Distributions payable                                                   137,302             56,000
Payable for foreign currency spotcontracts                              137,303             56,000
Due to custodian                                                          4,267                 --
Accrued trustees fees                                                     4,191             25,143
Accrued advisory fee                                                      6,008             19,326
Total liabilities                                                     2,365,922         13,668,567
Net assets                                                     $     24,625,473   $     66,964,861
--------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Paid in capital                                                $     21,205,051   $     23,159,442
Undistributed net investment income                                      32,416             50,950
Accumulated net realized gain on investments and
  foreign currency transactions                                       1,970,699         27,423,100
Net unrealized appreciation on investments and
  foreign currency                                                    1,417,307         16,331,369
Net assets                                                     $     24,625,473   $     66,964,861
--------------------------------------------------------------------------------------------------
NET ASSETS VALUE PER SHARE:
Net asset value per share                                      $          32.83   $          34.34
--------------------------------------------------------------------------------------------------
Shares outstanding
  (unlimited amount authorized, $0.01 par value)                        750,000          1,950,000
--------------------------------------------------------------------------------------------------

* Includes $1,955,624 and $12,835,107, respectively, of investments in securities on loan, at value.

                 See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
(UNAUDITED)

                                                                      FOR THE PERIOD ENDED
                                                                         MARCH 31, 2004*
                                                               -----------------------------------
                                                               FRESCO DOW JONES   FRESCO DOW JONES
                                                                   STOXX 50        EURO STOXX 50
                                                                     FUND               FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes, $25,650
  and $49,684, respectively)                                   $        205,886   $        283,621
Securities lending--net                                                     231             13,624
Total investment income                                                 206,117            297,245
EXPENSES:
Advisory fee                                                             21,169            135,589
Trustees fees and expenses                                                5,037             32,852
Other expenses                                                              610                610
Total expenses                                                           26,816            169,051
Net investment income                                                   179,301            128,194
--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments and
  foreign currency transactions                                          (5,365)        12,539,462
Net change in unrealized appreciation on
  investments and foreign currency                                      743,667          8,107,539
Net realized and unrealized gain
  on investments and foreign currency                                   738,302         20,647,001
Net increase in assets resulting
  from operations                                              $        917,603   $     20,775,195
--------------------------------------------------------------------------------------------------

*  For the period October 1, 2003 through March 31, 2004.

                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                          FOR THE                               FOR THE
                                                     SIX MONTHS ENDED                         PERIOD ENDED
                                                      MARCH 31, 2004*                     SEPTEMBER 30, 2003**
                                                        (UNAUDITED)                            (AUDITED)
                                             ----------------------------------    ----------------------------------
                                                 FRESCO              FRESCO            FRESCO              FRESCO
                                                DOW JONES          DOW JONES          DOW JONES          DOW JONES
                                                STOXX 50         EURO STOXX 50         STOXX 50        EURO STOXX 50
                                                  FUND                FUND              FUND               FUND
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                        $       179,301    $       128,194    $       621,227    $     3,848,672
Net realized gain (loss) on
  investments and foreign
  currency transactions                               (5,365)        12,539,462          1,987,826         14,957,077
Net change in unrealized
  appreciation on investments
  and foreign currency                               743,667          8,107,539            673,640          8,223,830
Net increase in net assets
  resulting from operations                          917,603         20,775,195          3,282,693         27,029,579
Undistributed net investment
  income (loss) included in price of
  shares issued and redeemed, net                      4,367            (23,486)          (146,907)          (905,561)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                               (163,958)          (132,625)          (473,377)        (2,937,683)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale
  of shares                                       15,509,128                 --         30,444,056        200,632,489
Cost of shares redeemed                              (62,983)       (39,020,119)       (24,735,149)      (138,502,928)
Net increase (decrease) in net
  assets from beneficial
  interest transactions                           15,446,145        (39,020,119)         5,708,907         62,129,561
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
  assets during period                            16,204,157        (18,401,035)         8,371,316         85,315,896
Net assets at beginning of period                  8,421,316         85,365,896             50,000             50,000
Net assets end of period (1)                 $    24,625,473    $    66,964,861    $     8,421,316    $    85,365,896
---------------------------------------------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST:
Shares sold                                          450,000                 --          1,200,000          8,150,000
Shares redeemed                                       (1,971)        (1,102,046)          (900,000)        (5,100,000)
Net increase                                         448,029         (1,102,046)           300,000          3,050,000
---------------------------------------------------------------------------------------------------------------------
(1) Includes undistributed net
      investment income                      $        32,416    $        50,950    $       147,780    $       971,451
---------------------------------------------------------------------------------------------------------------------

*    For the period October 1, 2003 through March 31, 2004.
**   For the period October 15, 2002 through September 30, 2003.

                 See accompanying notes to financial statements.

FRESCO INDEX SHARES FUNDS

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                     FOR THE PERIOD ENDED                    FOR THE PERIOD ENDED
                                                       MARCH 31, 2004*                        SEPTEMBER 30, 2003+
                                                         (UNAUDITED)                               (AUDITED)
                                             ------------------------------------------------------------------------------
                                                                      FRESCO                                   FRESCO
                                                 FRESCO              DOW JONES             FRESCO             DOW JONES
                                               DOW JONES               EURO               DOW JONES             EURO
                                                STOXX 50             STOXX 50             STOXX 50             STOXX 50
                                                  FUND                 FUND                 FUND                 FUND
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                        $         27.89      $         27.97      $         25.34(4)   $         24.35(4)
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.52**               0.17**               1.20**               0.97**
Net realized and unrealized gain                        4.68                 6.27                 2.50                 3.59
TOTAL INCREASE FROM INVESTMENT
  OPERATIONS                                            5.20                 6.44                 3.70                 4.56
Undistributed net investment
  income (loss) included in price
  of units issued and redeemed, net                     0.01                (0.01)               (0.49)               (0.30)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                  (0.27)               (0.05)               (0.66)               (0.64)
NET ASSET VALUE, END OF PERIOD               $         32.83      $         34.34      $         27.89      $         27.97
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                        18.66%               22.96%               12.79%               17.46%
Net assets, end of period (in 000's)         $        24,625      $        66,965      $         8,421      $        85,366
Ratio of expenses to average net assets                 0.37%(2)             0.36%(2)             0.35%(2)             0.35%(2)
Ratio of net investment income to
  average net assets                                    2.46%(2)             0.27%(2)             2.96%(2)             2.78%(2)
Portfolio turnover rate(3)                                 1%                   1%                   6%                   6%
---------------------------------------------------------------------------------------------------------------------------

*    For the period October 1, 2003 through March 31, 2004.
** The net investment income per share data was determined by using average shares outstanding throughout the period.
+    For the period ended October 15, 2002 through September 30, 2003.
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized
(3) Portfolio turnover rate excludes securities received or delivered from processing of creations or redemptions.
(4) The beginning net assets values above have been adjusted to reflect reverse stock splits which were effective October 15, 2002, in order to adjust the net asset value per share of each Fund to be approximately 1/100th of the value of its respective index. The ratio of the reverse stock split for the Fresco Dow Jones STOXX 50 Fund and the Fresco Dow Jones EURO STOXX 50 Fund was 1:2.536 and 1:2.444 respectively.

                 See accompanying notes to financial statements.

FRESCO INDEX SHARES FUNDS

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION

The Fresco Index Shares Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended, and is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002. The Trust currently consists of two separate exchange-traded "index funds" (each referred to as a "Fund" and, collectively, as "the Funds") Fresco Dow Jones STOXX 50 Fund and Fresco Dow Jones EURO STOXX 50, each of which represents a separate series of beneficial interest in the Trust. Each Fund operates as a non-diversified investment company. The investment objective of each fund is to replicate as closely as possible, before expenses, the price and yield of a specified market index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a) INVESTMENT VALUATION--Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management International Ltd. ("UBS Global Int'l"). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees (the "Board").

Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

b) INVESTMENT INCOME--Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

c) INVESTMENT TRANSACTIONS--Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings.

d) FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS--The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

e) EXPENSES--Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Certain fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

f) FEDERAL INCOME TAX--The Funds intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes it's taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales.

For the period ended March 31, 2004, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                                  NET GAIN
                                                               RECLASS AMOUNT
-----------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Fund                                  $        N/A
Fresco Dow Jones EURO STOXX 50 Fund                               12,381,885

The Funds use the accounting practice of equalization. This accounting method was used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed.

g) DISTRIBUTIONS--The Trust declares and distributes dividends from net investment income, if any to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

h) CONCENTRATION RISK--The Fund's assets may be concentrated in an industry or group of industries to the extent that the Fund's underlying index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent that if the Fund's assets were invested in a wider variety of industries.

3. FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER RELATED PARTY PARTIES TRANSACTIONS

a) ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with UBS Global Asset Management (US) Inc. ("UBS Global AM" or "Advisor"). UBS Global AM Int'l, an affiliate of the Advisor, serves as Sub-Advisor for these Funds pursuant to a Sub-Advisory agreement with the Advisor. As compensation for the services rendered, facilities furnished, and expenses borne by UBS Global AM, each Fund pays the Advisor a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:

                                                                 ANNUAL RATE
-------------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Index Fund                                       0.29%
Fresco Dow Jones EURO STOXX 50 Fund                                        0.29%

The Advisor pays the operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

b) PRINCIPAL UNDERWRITER

UBS Global AM acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust (the "Principal Underwriting Agreement") which requires UBS Global AM to use its best efforts, consistent with its other businesses, to sell Fresco Index Shares of the Funds. Fresco Index Shares of the Fund, are offered continuously. UBS Global AM may enter into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell Fresco Index Shares.

c) TRANSACTIONS WITH AFFILIATES

The Fresco Dow Jones STOXX 50 Index Fund and the Fresco Dow Jones EURO STOXX 50 Index Fund have invested in affiliated companies. These investments represent 11.10% and 20.14%, respectively, of net assets at March 31, 2004. Amounts relating to these investments at March 31, 2004 and for the period ended are:

FRESCO DOW JONES STOXX 50 INDEX FUND:

                          PURCHASES                  SALES             REALIZED     DIVIDEND   MARKET VALUE
                     SHARES        COST       SHARES        COST         GAIN        INCOME     AT 3/31/04
-----------------------------------------------------------------------------------------------------------
UBS AG                    50   $     3,148         300   $    21,722   $    1,378   $        0  $   678,907
UBS
Private Money
Market
Fund LLC           4,083,354   $ 4,083,354   2,028,993   $ 2,028,993   $        0   $    1,154  $ 2,055,515

FRESCO DOW JONES EURO STOXX 50 FUND:

                          PURCHASES                  SALES             REALIZED     DIVIDEND   MARKET VALUE
                     SHARES        COST       SHARES        COST         GAIN        INCOME     AT 3/31/04
-----------------------------------------------------------------------------------------------------------
UBS
Private Money
Market
Fund LLC          48,569,514  $ 48,569,514  35,147,013  $ 35,147,013  $        0   $   65,024  $ 13,487,525

4. SHAREHOLDER TRANSACTIONS

Except for under the Trust's dividend reinvestment plan, Fresco Index Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Fresco Index shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $3,000 to $12,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the custodian and used to offset the expense of processing orders.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At March 31, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

                                            GROSS           GROSS        NET UNREALIZED
                          IDENTIFIED     UNREALIZED       UNREALIZED      APPRECIATION
                             COST       APPRECIATION    (DEPRECIATION)   (DEPRECIATION)
---------------------------------------------------------------------------------------
Fresco Dow Jones
STOXX 50 Index Fund      $ 25,251,422    $  1,702,590      $  (288,023)    $  1,414,567
Fresco Dow Jones EURO
STOXX 50 Index Fund        64,084,350      16,773,474         (447,174)      16,326,300

6. INVESTMENT TRANSACTIONS

For the period ended March 31, 2004, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                SUBSCRIPTIONS   REDEMPTIONS
----------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Index Fund             $ 15,502,213   $          0
Fresco Dow Jones EURO STOXX 50 Fund                         0     38,950,155

For the period ended March 31, 2004, the Trust had purchases and sales of investment securities as follows:

                                                  PURCHASES         SALES
----------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Index Fund             $   175,036     $   215,115
Fresco Dow Jones EURO STOXX 50 Fund                1,073,665       1,538,041

7. INITIAL CAPITALIZATION AND OFFERING OF SHARES

On the commencement of operations for each Fund, October 15, 2002, the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund. The reverse stock splits were executed in order to align the net asset value per share of each Fund to an established proportion of its benchmark index.

The ratio of the reverse stock splits were as follows:

                                                                     RATIO
----------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Index Fund                                1: 2.536
Fresco Dow Jones EURO STOXX 50 Index Fund                           1: 2.444

8. SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolios receive compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Securities, LLC and other affiliated broker-dealers have been approved as borrowers under the Funds' securities lending program.

UBS Securities LLC, which is the Trusts' lending agent, received compensation from the Funds for the period ended March 31, 2004 as follows:

                                                                COMPENSATION
----------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Fund                                       $    79
Fresco Dow Jones EURO STOXX 50 Fund                                    4,581

For the period ended March 31, 2004, the Funds earned compensation from securities lending transactions as follows:

                                                                COMPENSATION
----------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Fund                                      $    231
Fresco Dow Jones EURO STOXX 50 Fund                                   13,624

At March 31, 2004, the Funds owed UBS Securities LLC for security lending fees as follows:

                                                                   AMOUNTS
                                                                     OWED
----------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Fund                                      $    455
Fresco Dow Jones EURO STOXX 50 Fund                                   11,076

At March 31, 2004, the Funds held cash as collateral for market values of securities loaned as follows:

                                                                MARKET VALUE
                                                               OF INVESTMENTS
                            CASH RECEIVED     MARKET VALUE        ON CASH
                           FOR SECURITIES    OF SECURITIES       COLLATERAL
                               LOANED            LOANED           RECEIVED
-----------------------------------------------------------------------------
Fresco Dow Jones
STOXX 50 Fund                $  2,055,515     $  1,955,624       $  2,055,515
Fresco Dow Jones
EURO STOXX 50 Fund             13,487,525       12,835,107         13,487,525

SUBSEQUENT EVENT--UBS Global AM has advised the Board of Trustees of the Trust that it has made a business decision to exit the exchange-traded funds ("ETF") business in the United States and, accordingly, wishes to resign as investment adviser and distributor for the Trust. Therefore, a new investment advisory agreement for the Funds will be required. For this reason, shareholders are being asked to approve a new investment advisory agreement between the Trust on behalf of each Fund and SSgA Funds Management, Inc. Shareholders are also being asked to elect five new Trustees (the "Trustee-Nominees"). The Trustee-Nominees are currently trustees of the SSgA FM's streetTRACKS[RegTM] Series Trust. The current Trustees of the Trust intend to resign if the new investment advisory agreement is approved by shareholders. A special meeting of shareholders is scheduled to be held on June 16, 2004 to vote on the above-described proposals.

FRESCO INDEX SHARES FUNDS

SUPPLEMENTAL INFORMATION (UNAUDITED)

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV
AS OF MARCH 31, 2004

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing bid/ask midpoint price for each of the Funds was at a discount or premium to the daily net asset value
(NAV). The following charts are for comparative purposes only and represent the periods noted.

FRESCO DOW JONES STOXX 50 FUND

                   BID/OFFER MIDPOINT PRICE          BID/OFFER MIDPOINT PRICE
                           ABOVE NAV                         BELOW NAV
                  50 - 99  100 - 199    >200        50 - 99  100 - 199   >200
                   BASIS     BASIS      BASIS        BASIS     BASIS     BASIS
                  POINTS    POINTS     POINTS       POINTS    POINTS    POINTS
-------------------------------------------------------------------------------
2004
QUARTER ENDING:
3/31/04             13         3          0            6         2         0

2003
QUARTER ENDING:
12/31/03            14         1          0            2         0         0
9/30/03              8         2          0            6         0         0
6/30/03             13         2          0            8         3         0
3/31/03             10        10          1            6         2         0

2002
PERIOD ENDING:
12/31/02*            9         7          0            7         3         0

*  Commencement of trading October 21, 2002

FRESCO DOW JONES EURO STOXX 50 FUND

                    BID/OFFER MIDPOINT PRICE          BID/OFFER MIDPOINT PRICE
                            ABOVE NAV                         BELOW NAV
                   50 - 99  100 - 199    >200        50 - 99  100 - 199   >200
                    BASIS     BASIS      BASIS        BASIS     BASIS     BASIS
                   POINTS    POINTS     POINTS       POINTS    POINTS    POINTS
-------------------------------------------------------------------------------
2004
QUARTER ENDING:
3/31/04               9         1          0            3         8         0

2003
QUARTER ENDING:
12/31/03             11         1          0            4         0         0
9/30/03               8         1          0            6         3         0
6/30/03               6         3          0           11         4         0
3/31/03              12         6          1           11         4         0

2002
PERIOD ENDING:
12/31/02*             5         7          1            9         5         0

* Commencement of trading October 21, 2002

PROXY VOTING POLICIES--You may obtain a description of the Funds' proxy voting policies and procedures, without charge, upon request by contacting the Funds directly at 1-866-4FRESCO (1-866 437-3726), viewing the Funds' Statement of Additional Information, or online on the Funds' Web site www.frescoshares.com.

[FRESCO INDEX SHARES LOGO]                                           Presorted
                                                                     Standard
                                                                    US Postage
                                                                       PAID
                                                                   Smithtown, NY
                                                                    Permit 700

Fresco Index Shares Funds
51 West 52nd Street, 21st Floor
New York, New York 10019 - 6114

ITEM 2.  CODE OF ETHICS

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5.  DISCLOSURE OF AUDIT COMMITTEE FOR LISTED COMPANIES

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 6.  (RESERVED BY SEC FOR FUTURE USE)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 9. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

    (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRESCO INDEX SHARES FUNDS

By:     /s/ Joseph La Corte
        -------------------
        Joseph La Corte
        President

Date:   June 9, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FRESCO INDEX SHARES FUNDS

By:     /s/ Joseph La Corte
        -------------------
        Joseph La Corte
        President

Date:   June 9, 2004


By:     /s/ Paul H. Schubert
        --------------------
        Paul H. Schubert
        Chief Financial Officer

Date:   June 9, 2004